Accounts receivable - Change in allowances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Beginning balance	$ 12,400	$ 20,332	$ 20,759
Increase	5,767	4,711	646
Cancelation		(12,643)
Write-off	(1,181)		(1,073)
Ending balance	$ 16,986	$ 12,400	$ 20,332